Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Research and development expenses	$ 81
Sales and marketing	5	1
General and administrative expenses	632	2
Operating loss	(718)	(3)
Reverse merger cost	(2,457)
Financial expenses, net (including net income to related party $2)	(6)	(1)
Consolidated net loss	(3,181)	(4)
Non-controlling interests	2
Net loss attributable to AppYea Inc.	$ (3,179)	$ (4)
Net Loss Per Common Share:
Basic and Diluted	$ (0.026)	$ (0.00)
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted*	118,852,344	61,368,987